Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of property, plant and equipment

	September 30,	December 31,
	2017	2016
Proppant management systems and related equipment	$89,011	$51,899
Machinery and equipment	4,269	3,916
Furniture and fixtures	78	7
Computer equipment	1,552	829
Vehicles	3,323	1,235
Buildings	3,237	3,008
Logistics systems in process	4,793	—
Proppant management systems in process	5,999	1,252
Land	578	578
Property, plant and equipment, gross	112,840	62,724
Less: accumulated depreciation	(12,834)	(8,374)
Property, plant and equipment, net	$100,006	$54,350

Solaris LLC
Schedule of property, plant and equipment

	2016	2015
Proppant systems and related equipment	$51,899	$39,233
Machinery and equipment	3,916	3,209
Furniture and fixtures	7	7
Computer equipment	829	490
Vehicles	1,235	1,032
Buildings	3,008	2,488
Proppant systems in process	1,252	3,730
Land	578	565
Property, plant and equipment, gross	62,724	50,754
Less: accumulated depreciation	(8,374)	(3,908)
Property, plant and equipment, net	$54,350	$46,846